Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222709
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2025 Fund
Class Name	Investor Class
Trading Symbol	TBLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2025 Fund - Investor Class	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,150	10,233	10,141
11/30/21	10,000	10,276	10,034
2/28/22	9,649	9,799	9,761
5/31/22	9,119	9,197	9,281
8/31/22	8,762	8,874	8,964
11/30/22	8,925	9,166	9,113
2/28/23	8,921	9,008	9,170
5/31/23	9,089	9,384	9,332
8/31/23	9,446	10,183	9,606
11/30/23	9,530	10,322	9,684
2/29/24	10,173	11,585	10,237
5/31/24	10,430	11,972	10,450
8/31/24	10,945	12,846	10,980
11/30/24	11,235	13,881	11,155
2/28/25	11,248	13,616	11,213
5/31/25	11,347	13,543	11,371
8/31/25	11,952	14,881	11,977
11/30/25	12,392	15,767	12,410
2/28/26	12,904	15,933	12,893
5/31/26	13,290	17,530	13,274

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2025 Fund (Investor Class)	17.12%	6.04%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.02

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,281,669,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,188,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,281,669 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.9%
Domestic Bond Funds	30.5
International Equity Funds	14.3
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	14.5%
T. Rowe Price QM U.S. Bond Index Fund	14.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	10.8
T. Rowe Price International Equity Index Fund	6.9
T. Rowe Price Growth Stock Fund	6.0
T. Rowe Price Value Fund	5.7
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Real Assets Fund	3.4
T. Rowe Price Dynamic Global Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222708
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2025 Fund
Class Name	I Class
Trading Symbol	TBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2025 Fund - I Class	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	507,500	511,655	507,031
11/30/21	500,000	513,804	501,697
2/28/22	482,400	489,956	488,061
5/31/22	455,855	459,835	464,067
8/31/22	438,499	443,697	448,213
11/30/22	446,156	458,300	455,668
2/28/23	446,656	450,402	458,514
5/31/23	455,074	469,191	466,625
8/31/23	472,961	509,175	480,291
11/30/23	477,170	516,085	484,216
2/29/24	510,285	579,226	511,865
5/31/24	523,217	598,608	522,492
8/31/24	549,082	642,295	548,986
11/30/24	563,630	694,059	557,726
2/28/25	564,573	680,784	560,673
5/31/25	570,108	677,135	568,569
8/31/25	600,551	744,034	598,857
11/30/25	622,691	788,368	620,475
2/28/26	648,690	796,629	644,650
5/31/26	668,693	876,519	663,709

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2025 Fund (I Class)	17.29%	6.18%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.02

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,281,669,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,188,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,281,669 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.9%
Domestic Bond Funds	30.5
International Equity Funds	14.3
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	14.5%
T. Rowe Price QM U.S. Bond Index Fund	14.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	10.8
T. Rowe Price International Equity Index Fund	6.9
T. Rowe Price Growth Stock Fund	6.0
T. Rowe Price Value Fund	5.7
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Real Assets Fund	3.4
T. Rowe Price Dynamic Global Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless